Business Division Information and Geographical Segments (Details 2) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total assets	$ 30,316,875	$ 27,422,580	$ 4,583,583
United States [Member]
Total assets	3,770,434	2,129,289
Europe [Member]
Total assets	13,526,674	13,033,559
United Kingdom [Member]
Total assets	$ 13,019,767	$ 12,259,732